Income Taxes	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Income Taxes

10. Income Taxes

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. Hong Kong profit tax rates are 8.25% on assessable profits up to $255,754 (HK$2,000,000), and 16.5% on any part of assessable profits over $255,754 (HK$2,000,000).

The components of the income tax expense (benefit) are as follows:

	For the years ended June 30,
	2024	2023	2022
Current
BVI	$—	$—	$—
Hong Kong	4,939	56,004	64,206
Deferred
BVI	—	—	—
Hong Kong	2,369	(39)	(10,345)
Provision for income taxes	$7,308	$55,965	$53,861

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows as of June 30:

	2024	2023
Deferred tax assets:
Allowance for credit losses	$7,904	$10,355
Depreciation and amortization	1,151	1,043
Total deferred tax assets	9,055	11,398
Less: valuation allowance	—	—
Deferred tax assets, net	$9,055	$11,398

Income tax payable consist of the following as of June 30:

	2024	2023
Income tax payable	$125,288	$120,036
	$125,288	$120,036

As of June 30, 2024 and 2023, the Company and OPS HK did not have any net operating loss carry-forward.

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	For the years ended June 30,
	2024	2023	2022
Profit (loss) before income taxes	$(847,619)	$94,643	$(12,050)
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(139,857)	15,616	(1,988)
Reconciling items:
Tax effect of income that is not taxable*	(10,514)	(3,991)	(7,116)
Tax effect of expenses that are not deductible**	164,987	65,346	95,727
Change in valuation allowance	—	—	(10,976)
Effect of two-tier tax rate	(7,308)	(21,006)	(21,786)
Income tax expense	$7,308	$55,965	$53,861

*	Income that is not taxable mainly consisted of the interest income and the government subsidies which are non-taxable under Hong Kong income tax law.
**	Expenses that are not deductible mainly consisted of some legal and professional fee which are non-deductible under Hong Kong income tax law.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the years ended June 30, 2024, 2023 and 2022. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2024.